UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT
PURSUANT TO SECTION 13 OR 15(D) OF THE
SECURITIES EXCHANGE ACT OF 1934

For the special distribution on March 8, 2007

Commission File Number of issuing entity:	333-111885-01

Bond Trust Products Trust A
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	1-32519

(Exact name of depositor as specified in its charter)

Bond Trust Products LLC
(Exact name of sponsor as specified in its charter)

Delaware	35-2215554
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

Capitol Officer Center 3422 Old Capitol Trail #188 Wilmington, Delaware	19808-6195
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 994-5370
(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(g))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Bond Trust Products Trust A	X			The American Stock
Pass-Through Trust				Exchange LLC
Certificates

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes    X   No

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On March 8, 2007, a special distribution was made to the holders of Bond Trust Products Trust A Pass-Through Certificates, issued pursuant to a Trust Agreement dated as of May 31, 2005 among Bond Trust Products LLC, as depositor, The Bank of New York Trust Company, N.A., as trustee, The Bank of New York (Delaware), as Delaware trustee and Incapital Holdings LLC, as administrative agent.

This special distribution is the result of an optional redemption by an issuer of an underlying note. EOP Operating Limited Partnership offered to purchase, for cash ($1,000), all of its outstanding InterNotes, including those held by Bond Trust Products Trust A. This offer was made in connection with Equity Office Properties Trust’s merger with Blackhawk Parent LLC. All of the InterNotes held by the trust were purchased for cash by EOP and such consideration is being distributed to certificateholders

More specific information with respect to this special distribution is filed as Exhibit 99.1 hereto.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

There is no pending litigation.

Item 3. Sales of Securities and Use of Proceeds.

Not Applicable.

Item 4. Defaults Upon Senior Securities.

Not Applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

Not Applicable.

Item 7. Significant Enhancement Provider Information.

Not Applicable.

Item 8. Other Information.

Not Applicable.

Item 9. Exhibits.

(a) The following is a list of documents filed as an exhibit to this report.

99.1 Trustee’s statement to certificateholders of Bond Trust Products Trust A Pass-Through Certificates in respect of the special distribution made on March 8, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Bond Trust Products LLC

/s/ Steven J. Hartman
		Name:	Steven J. Hartman
Date:	March 13, 2007	Title:	Managing Member

Exhibit Index

99.1 Trustee’s statement to certificateholders of Bond Trust Products Trust A Pass-Through Trust Certificates in respect of the special distribution made on March 8, 2007.